Loss Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) $ in Thousands	7 Months Ended		12 Months Ended
	Jan. 31, 2017 NZD ($) shares	Jan. 31, 2017 $ / shares	Jan. 31, 2019 NZD ($) shares	Jan. 31, 2019 $ / shares	Jan. 31, 2018 NZD ($) shares	Jan. 31, 2018 $ / shares	Jun. 30, 2016 NZD ($) shares	Jun. 30, 2016 $ / shares
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
From continuing operations attributable to the ordinary equity holders of the Group		$ (0.82)		$ (2.01)		$ (1.79)		$ (1.13)
Total basic and diluted loss per share attributable to the ordinary equity holders of the Group		$ (0.82)		$ (2.01)		$ (1.79)		$ (1.13)
Profit/(loss) attributable to the ordinary equity holders of the Group used in calculating basic earnings per share | $	$ (16,008)		$ (49,227)		$ (37,445)		$ (20,715)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share | shares	19,404,681		24,379,019		20,915,036		18,345,000